Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments

Future minimum rental payments under the leases as of December 31, 2018, are as follows:

	Office	Equipment	Total
2019	$91,328	$7,036	$98,364
2020	87,176	4,691	91,867
2021	90,497		90,497
2022	69,741		69,741

Total future minimum lease payments	$338,742	$11,727	$350,469